Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended						6 Months Ended	12 Months Ended
	May 02, 2025	Apr. 22, 2025	May 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend Per Ordinary Share [Abstract]
Dividends per ordinary share (in EUR per share)		€ 1.06			€ 0.161				€ 0.350	€ 1.060	€ 1.106
Dividend per ordinary share paid (in EUR per share)	€ 0.71		€ 0.710			€ 0.350	€ 0.756	€ 0.350
Other cash distributions				€ 498					€ 0
Withholding tax on dividends paid, ordinary shares									15.00%